GAIN ON EXTINGUISHMENT OF DEBTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Extinguishment Of Debts Disclosure [Abstract]
Schedule of Extinguishment of Debt [Table Text Block]
	Three months ended	Three months ended
	September 30, 2014	September 30, 2013

Total amounts of debts to be settled	2,431,374	3,327,000
Less: Aggregate market fair value of 599,007 (2013: 817,447) shares of common stock in exchange of the above debts for debts extinguishment	(2,397,681)	(3,166,003)
Gain on extinguishment of debts	33,693	160,997

	Nine months ended	Nine months ended
	September 30, 2014	September 30, 2013

Total amounts of debts to be settled	12,006,374	13,782,651
Less: Aggregate market fair value of 2,034,607 (2013: 2,854,717) shares of common stock in exchange of the above debts for debts extinguishment	(11,731,288)	(12,570,641)
Gain on extinguishment of debts	275,086	1,212,010

	2013	2012

Total amounts of debts to be settled	$18,030,632	$19,529,803
Less: Aggregate market fair value of 3,7676,675 (2012: 3,238,847) shares of common stock in exchange of the above debts for debts extinguishment	(16,711,685)	(17,863,417)
Gain on extinguishment of debts	$1,318,947	$1,666,386